Retirement Benefits - Net Pension Expense (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 11.3	$ 10.5	$ 9.3
Interest cost	2.5	1.8	1.8
Expected return on plan assets	(6.2)	(2.4)	(3.4)
Amortization of prior service cost	0.2	0.1	0.1
Amortization of net actuarial loss	1.9	1.4	1.0
Other	0.5	0.0	0.0
Net pension expense	$ 10.2	$ 11.4	$ 8.8